LS Opportunity Fund
Schedule of Investments
February 29, 2024 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 80.66% Shares Fair Value
Communication Services — 2.00%
Alphabet, Inc., Class A
(a) (b)
14,600 $ 2,021,516
Alphabet, Inc., Class C
(a)
9,900 1,383,822
3,405,338
Consumer Discretionary — 4.76%
Darden Restaurants, Inc.
(b)
9,050 1,544,926
Expedia Group, Inc.
(a)
13,977 1,912,333
Home Depot, Inc. (The)
(b)
7,225 2,749,907
Texas Roadhouse, Inc. 12,665 1,891,771
8,098,937
Consumer Staples — 6.00%
Church & Dwight Co., Inc.
(b)
24,800 2,482,976
Colgate-Palmolive Co.
(b)
31,250 2,703,750
Mondelez International, Inc., Class A
(b)
40,875 2,986,736
Procter & Gamble Co. (The) 12,845 2,041,584
10,215,046
Energy — 5.36%
Hess Corp. 12,050 1,756,288
Pioneer Natural Resources Co.
(b)
17,912 4,212,723
Schlumberger Ltd.
(b)
65,550 3,168,031
9,137,042
Financials — 27.60%
Ameris Bancorp 30,062 1,392,772
Arthur J. Gallagher & Co.
(b)
14,251 3,476,246
Brown & Brown, Inc.
(b)
56,532 4,760,560
Cboe Global Markets, Inc.
(b)
10,825 2,078,400
Citigroup, Inc.
(b)
61,875 3,433,444
Federated Hermes, Inc., Class B
(b)
37,891 1,334,900
Fidelity National Information Services, Inc.
(b)
30,362 2,100,747
Globe Life, Inc.
(b)
39,255 4,982,637
Goldman Sachs Group, Inc. (The) 5,250 2,042,513
PJT Partners, Inc., Class A
(b)
18,050 1,902,470
PNC Financial Services Group, Inc. (The)
(b)
19,180 2,823,296
Primerica, Inc.
(b)
13,150 3,225,169
Progressive Corp. (The)
(b)
31,380 5,948,393
Prosperity Bancshares, Inc. 22,850 1,426,068
SouthState Corp. 14,175 1,191,267
Voya Financial, Inc.
(b)
21,612 1,477,396
W.R. Berkley Corp.
(b)
40,870 3,416,732
47,013,010
Health Care — 10.99%
Abbott Laboratories
(b)
37,480 4,446,627
Cigna Corp.
(b)
9,443 3,174,170
DENTSPLY SIRONA, Inc.
(b)
63,750 2,083,350
Hologic, Inc.
(a)
22,250 1,642,050
Johnson & Johnson
(b)
19,179 3,095,107
Merck & Co., Inc.
(b)
33,674 4,281,649
18,722,953

LS Opportunity Fund
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 80.66%
- continued Shares Fair Value
Industrials — 14.21%
Carrier Global Corp.
(b)
55,235 $ 3,069,961
Curtiss-Wright Corp.
(b)
11,650 2,752,545
Eaton Corp. PLC
(b)
18,550 5,360,950
General Dynamics Corp.
(b)
7,965 2,176,436
Leidos Holdings, Inc.
(b)
40,318 5,155,060
Otis Worldwide Corp.
(b)
22,930 2,185,229
Paychex, Inc.
(b)
11,600 1,422,392
RTX Corp.
(b)
23,135 2,074,516
24,197,089
Information Technology — 6.21%
Littelfuse, Inc.
(b)
6,560 1,562,855
Microsoft Corp.
(b)
6,490 2,684,523
Teradyne, Inc. 11,400 1,180,926
Trimble, Inc.
(a)
62,270 3,810,301
Zebra Technologies Corp., Class A
(a)
4,810 1,344,299
10,582,904
Materials — 2.35%
Axalta Coating Systems Ltd.
(a)
36,525 1,195,463
PPG Industries, Inc.
(b)
19,799 2,803,539
3,999,002
Real Estate — 1.18%
Howard Hughes Holdings, Inc.
(a) (b)
26,295 2,008,938
Total Common Stocks - Long - Domestic (Cost $102,499,618) 137,380,259
COMMON STOCKS - LONG - INTERNATIONAL
— 9.94%
Consumer Staples — 0.84%
Nestle S.A. 13,850 1,437,220
Financials — 6.98%
Everest Re Group, Ltd.
(b)
7,830 2,888,330
Fairfax Financial Holdings Ltd. 4,476 4,765,911
Fidelis Insurance Holdings Ltd.
(a)
109,435 1,637,148
First BanCorp 93,120 1,581,178
RenaissanceRe Holdings Ltd.
(b)
4,526 1,017,535
11,890,102
Industrials — 1.63%
Pentair PLC
(b)
35,750 2,780,993
Materials — 0.49%
Agnico Eagle Mines Ltd.
(b)
17,382 835,379
Total Common Stocks - Long - International
(Cost $12,307,293) 16,943,694

LS Opportunity Fund
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 0.73% Shares Fair Value
Aberdeen Standard Physical Platinum Shares ETF
(a) (b)
15,365 $ 1,243,643
Total Exchange-Traded Funds (Cost $1,490,428) 1,243,643
MONEY MARKET FUNDS - 8.33%
Invesco Treasury Portfolio, Institutional Class, 5.23%
(c)
14,190,143 14,190,143
Total Money Market Funds (Cost $14,190,143) 14,190,143
Total Investments — 99.66%
    (Cost $130,487,482) 169,757,739
Other Assets in Excess of Liabilities — 0.34% 584,021
NET ASSETS — 100.00% $ 170,341,760
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 29, 2024 was $77,590,415.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
February 29, 2024 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (23.70)% Shares Fair Value
Consumer Discretionary - (4.50)%
Brinker International, Inc.
(a)
(38,310) $ (1,775,286)
Harley-Davidson, Inc. (19,075) (691,850)
Hilton Grand Vacations, Inc.
(a)
(37,930) (1,702,298)
McDonald's Corp. (5,200) (1,519,856)
Service Corp. International (26,945) (1,972,105)
(7,661,395)
Consumer Staples - (5.99)%
Dollar Tree, Inc.
(a)
(17,170) (2,518,496)
Edgewell Personal Care Co. (37,750) (1,441,672)
Kimberly-Clark Corp. (10,860) (1,315,906)
Post Holdings, Inc.
(a)
(27,475) (2,861,796)
Sysco Corp. (25,425) (2,058,662)
(10,196,532)
Financials - (9.90)%
Affiliated Managers Group, Inc. (10,915) (1,706,124)
Byline Bancorp, Inc. (31,350) (653,334)
Capitol Federal Financial, Inc. (182,900) (1,058,991)
Enterprise Financial Services Corp. (40,875) (1,631,730)
Fifth Third Bancorp (46,700) (1,603,678)
First Hawaiian, Inc. (43,300) (907,568)
Invesco Ltd. (45,760) (705,161)
Markel Corp.
(a)
(880) (1,313,382)
Old Republic International Corp. (42,475) (1,230,076)
Prudential Financial, Inc. (25,959) (2,829,271)
Travelers Companies, Inc. (The) (11,900) (2,629,424)
Washington Trust Bancorp, Inc. (22,700) (584,298)
(16,853,037)
Health Care - (0.67)%
UnitedHealth Group, Inc. (2,325) (1,147,620)
Industrials - (1.02)%
Fortune Brands Innovations, Inc. (21,450) (1,744,743)
Information Technology - (1.62)%
Apple, Inc. (15,275) (2,760,956)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $38,380,599) (40,364,283)
COMMON STOCKS - SHORT - INTERNATIONAL - (6.85)%
Financials - (5.28)%
Aon PLC, Class A (5,825) (1,840,642)
Commonwealth Bank of Australia (31,705) (2,399,102)
Muenchener Rueckversicherungs-Gesellshaft AG (7,770) (3,614,579)
Westpac Banking Corp. (66,720) (1,142,793)
(8,997,116)
Information Technology - (1.57)%
TE Connectivi ty Ltd. (18,630) (2,674,523)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
February 29, 2024 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (6.85)%
- continued Shares Fair Value
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $10,869,082) $ (11,671,639)
EXCHANGE-TRADED FUNDS - (2.43)%
Vanguard Energy ETF (34,450) (4,136,756)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $4,285,798) (4,136,756)
TOTAL SECURITIES SOLD SHORT - (32.98)% (Proceeds Received
$53,535,479) $ (56,172,678)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.